Related Party Transactions - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Loans to	$ 119		¥ 828	¥ 2,366
MOLBASE (Shanghai) Biotechnology Co., Ltd.
Related Party Transaction [Line Items]
Services provided	1,432	¥ 9,968
Purchase of goods or services	4,437	30,891
Repayment of consideration	14,966	104,190
Guarantee provided on loans for	7,255	50,505
ShaanXi Molbase Logistic Management Co., Ltd
Related Party Transaction [Line Items]
Purchase of goods or services	143	¥ 999
Loans to	114		794
MOLBASE (HK) Limited
Related Party Transaction [Line Items]
Loans from	10,717		74,607	20,875
Loans to				109
MOLBASE Inc
Related Party Transaction [Line Items]
Loans from	$ 2,050		¥ 14,274
Loans to				¥ 2,224